Long Term Debt - Summary of Unamortized Deferred Financing Costs Associated with Consolidated Debt Obligations (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 12,392	$ 2,904	$ 1,218
6.875% Senior Unsecured Notes, Due February 2025
Debt Instrument [Line Items]
Unamortized deferred financing costs	8,426
WHR II Revolving Credit Facility Terminated December 2016
Debt Instrument [Line Items]
Unamortized deferred financing costs			581
Esquisto-Revolving Credit Facility Terminated December 2016
Debt Instrument [Line Items]
Unamortized deferred financing costs			494
Esquisto-Revolving Credit Facility Terminated January 2016
Debt Instrument [Line Items]
Unamortized deferred financing costs			$ 143
WRD Revolving Credit Facility
Debt Instrument [Line Items]
Unamortized deferred financing costs	$ 3,966	$ 2,904